UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  June 30, 2008
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Atkinson Asset Management Inc
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      -
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            July 14, 2008

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       55
Form 13F Information Table Value Total:       123353
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   ---------------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares shput/cdiscotherSOLE   SHARENONE
- ----------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC                     COM            023135106    1841   25100SH     SOLE        25100
AMERICAN INTL GROUP INC            COM            026874107    1679   63455SH     SOLE        63455
ANADARKO PETROLE                   COM            032511107    1959   26170SH     SOLE        26170
Apache Corp.                       COM            037411105    2017   14509SH     SOLE        14509
APPLIED MATERIALS INC              COM            038222105    1921  100650SH     SOLE       100650
BP PLC                             SPONSORED ADR  055622104    2045   29390SH     SOLE        29390
CEMEX S.A.B DE C.C ADR             SPONSORED ADR  151290889    1968   79666SH     SOLE        79666
CHEVRON CORP                       COM            166764100    3056   30826SH     SOLE        30826
CITIGROUP INC                      COM            172967101    1678  100110SH     SOLE       100110
COMPANHIA ENERGETICA DE MINAS      SPONSORED ADR  204409601    2751  112047SH     SOLE       112047
CONOCOPHILLIPS                     COM            20825C104    3051   32328SH     SOLE        32328
COSTCO WHSL CORP NEW               COM            22160K105    2064   29430SH     SOLE        29430
CPFL ENERGIA SA ADR                SPONSORED ADR  126153105    2372   34700SH     SOLE        34700
DAYSTAR TECHNOLOGIES INC           COM            23962Q100     914  200000SH     SOLE       200000
EBAY INC                           COM            278642103    1912   69950SH     SOLE        69950
ECHELON CORP                       OC COM         27874N105    2158  197948SH     SOLE       197948
ENCANA CORP                        COM            292505104    2055   22336SH     SOLE        22336
EXXON MOBIL CORP                   COM            30231G102    3085   35000SH     SOLE        35000
HALLIBURTON CO                     COM            406216101    3142   59200SH     SOLE        59200
HELIX ENERGY SOL                   COM            42330P107    3126   75080SH     SOLE        75080
HERCULES OFFSHOR                   COM            427093109    1056   27763SH     SOLE        27763
HESS CORP                          COM            42809H107    3059   24243SH     SOLE        24243
HONDA MOTOR LTD                    ADR AMER SHS   438128308     995   29230SH     SOLE        29230
HSBC HLDGS PLC                     SPONSORED ADR N404280406     552    7200SH     SOLE         7200
IMPERIAL OIL                       COM NEW        453038408    3012   54407SH     SOLE        54407
INFOSPACE INC                      COM NEW        45678T201    1855  222640SH     SOLE       222640
L 3 COMMUNICATIONS HLDG CORP       COM            502424104    1933   21270SH     SOLE        21270
LDK SOLAR CO LTD                   SPONSORED ADR  50183L107    2038   53800SH     SOLE        53800
MEMC ELECTR MATLS INC              COM            552715104    4208   68380SH     SOLE        68380
MICROSOFT CORP                     COM            594918104     994   36138SH     SOLE        36138
NETFLIX COM INC                    COM            64110L106    1697   65080SH     SOLE        65080
NEXEN INC                          COM            65334H102    3015   75230SH     SOLE        75230
NOKIA CORP                         SPONSORED ADR  654902204    1951   79642SH     SOLE        79642
NVIDIA CORP                        COM            67066G104    1895  101245SH     SOLE       101245
OCCIDENTAL PETE                    COM            674599105    3164   35208SH     SOLE        35208
ORACLE CORP                        COM            68389X105    1931   91930SH     SOLE        91930
ORMAT TECHNOLOGIES INC             COM            686688102    4825   98119SH     SOLE        98119
PARAMETRIC TECHNOLOGY CORP         COM NEW        699173209    1848  110840SH     SOLE       110840
PATTERSON-UTI                      COM            703481101    2076   57470SH     SOLE        57470
PEABODY ENERGY                     COM            704549104    2177   24730SH     SOLE        24730
PETROBRAS-SP ADR                   SPONSORED ADR  71654V101    3237   55860SH     SOLE        55860
PETRO-CANADA                       COM            71644E102    3064   54430SH     SOLE        54430
PIONEER NATURAL                    COM            723787107    2029   25920SH     SOLE        25920
PLAINS EXPLORATI                   COM            726505100    2957   40530SH     SOLE        40530
QWEST COMMUNICATIONS INTL INC      COM            749121109    1949  495950SH     SOLE       495950
SCHLUMBERGER LTD                   COM            806857108    2127   19800SH     SOLE        19800
SONY CORP                          AMER SH NEW    835699307    1813   41458SH     SOLE        41458
STATE STREET CORPORATION           COM            857477103    1954   30534SH     SOLE        30534
SUNPOWER CORP                      COM CL A       867652109    4211   58500SH     SOLE        58500
SUNTECH PWR HLDGS CO LTD           ADR            86800C104    3967  105911SH     SOLE       105911
TAIWAN SEMICNDCTR MFG CO LTD       SPONSORED ADR  874039100    2002  183538SH     SOLE       183538
TD AMERITRADE HLDG CORP            COM            87236Y108    2008  111020SH     SOLE       111020
TOYOTA MTR CO                      ADR 2 COM      892331307     932    9920SH     SOLE         9920
UNIT CORP                          COM            909218109    1021   12310SH     SOLE        12310
VODAFONE GROUP PLC NEW             SPONSORED ADR N92857W209    1007   34185SH     SOLE        34185

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